Basis of preparation - Narrative (Details)	Sep. 30, 2026	Jun. 23, 2026 $ / shares
Share price
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	1.96	2.04
Expected volatility
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	0.554	0.540
Expected life (years)
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	1.73	2
Risk-free interest rate (%)
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	0.0499	0.0438
Dividend yield (%)
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	0	0
Pre-Funded Warrants
Schedule of Foreign Currency [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 0.00001